Property and equipment, net	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 8 — Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	As of March 31,
	2022	2021

Computer equipment	$22,690	$22,690
Office equipment, fixtures and furniture	22,178	22,178
Subtotal	44,868	44,868
Less: Accumulated depreciation	(34,209)	(29,515)
Total	$10,659	$15,353

Depreciation expense for the years ended March 31, 2022 and 2021 amounted to $4,694 and $5,990, respectively. No impairment of property, plant and equipment was recognized for the years ended March 31, 2022 and 2021.

Note 7 — Property and equipment, net

Property and equipment, net, consisted of the following:

	Years ended March 31,
	2021	2020

Computer equipment	$22,690	$11,863
Office equipment, fixtures and furniture	22,178	19,743
Subtotal	44,868	31,606
Less: Accumulated depreciation	(29,515)	(21,767)
Total	$15,353	$9,839

Depreciation expense for the years ended March 31, 2021 and 2020 amounted to $5,990 and $6,278, respectively.